Accrued Liabilities and Other Payables (Tables)	6 Months Ended
Jun. 30, 2025
Accrued Liabilities and Other Payables [Abstract]
Schedule of Accrued Liabilities and Other Payables

Accrued liabilities and other payables mainly consisted of the following:

	As of June 30, 2025 (Unaudited)	As of December 31, 2024
Deposits	$302,732	$319,579
Accrued expenses	862,076	943,319
Salary payable	733,013	661,972
Others	26,647	132,995
Total	$1,924,468	$2,057,865